Schedule of Investments(a)
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.18%
Biotechnology–19.96%
AbbVie, Inc.	77,065	$12,669,486
Amgen, Inc.	101,594	31,926,930
argenx SE, ADR (Netherlands)(b)(c)	13,360	5,083,614
Ascendis Pharma A/S, ADR (Denmark)(b)	53,578	6,961,390
Biogen, Inc.(b)	14,077	3,472,233
Blueprint Medicines Corp.(b)(c)	60,449	4,807,509
BridgeBio Pharma, Inc.(b)(c)	83,122	2,850,253
CSL Ltd. (Australia)	10,624	2,086,315
Cytokinetics, Inc.(b)(c)	97,182	7,592,830
Exact Sciences Corp.(b)	90,724	5,933,350
Exelixis, Inc.(b)	327,530	7,127,053
Gilead Sciences, Inc.	142,615	11,161,050
Halozyme Therapeutics, Inc.(b)(c)	72,758	2,462,858
Immunovant, Inc.(b)	75,514	2,749,465
Insmed, Inc.(b)(c)	67,718	1,882,560
Ionis Pharmaceuticals, Inc.(b)(c)	59,810	3,073,636
Krystal Biotech, Inc.(b)(c)	31,932	3,552,435
Legend Biotech Corp., ADR(b)(c)	97,031	5,342,527
Natera, Inc.(b)	147,915	9,753,515
Neurocrine Biosciences, Inc.(b)	73,091	10,215,929
Regeneron Pharmaceuticals, Inc.(b)	49,695	46,851,452
SpringWorks Therapeutics, Inc.(b)(c)	87,848	3,876,732
Twist Bioscience Corp.(b)(c)	134,111	4,345,196
Ultragenyx Pharmaceutical, Inc.(b)(c)	66,694	2,941,872
United Therapeutics Corp.(b)	16,461	3,535,494
Vaxcyte, Inc.(b)(c)	86,968	6,211,255
Vertex Pharmaceuticals, Inc.(b)	119,940	51,979,597
		260,446,536
Health Care Distributors–7.55%
Cardinal Health, Inc.	61,763	6,743,902
Cencora, Inc.	167,567	38,989,489
McKesson Corp.	105,629	52,802,881
		98,536,272
Health Care Equipment–17.61%
Boston Scientific Corp.(b)	1,054,041	66,678,634
CONMED Corp.(c)	30,638	2,928,993
DexCom, Inc.(b)	196,883	23,891,752
Glaukos Corp.(b)(c)	64,822	5,771,103
IDEXX Laboratories, Inc.(b)	29,427	15,157,259
Inari Medical, Inc.(b)(c)	22,656	1,290,259
Inspire Medical Systems, Inc.(b)(c)	10,594	2,233,957
Integer Holdings Corp.(b)	56,642	5,738,967
Intuitive Surgical, Inc.(b)	110,713	41,873,871
iRhythm Technologies, Inc.(b)	17,591	2,107,050
Shockwave Medical, Inc.(b)(c)	15,087	3,413,434
STERIS PLC	33,096	7,246,369
Stryker Corp.	134,598	45,154,937
TransMedics Group, Inc.(b)(c)	54,365	4,662,886
Treace Medical Concepts, Inc.(b)	114,906	1,548,933
		229,698,404
Shares		Value
Health Care Facilities–4.96%
Acadia Healthcare Co., Inc.(b)	65,915	$5,414,258
Encompass Health Corp.	195,741	13,905,440
HCA Healthcare, Inc.	76,090	23,199,841
Surgery Partners, Inc.(b)(c)	207,026	6,353,628
Tenet Healthcare Corp.(b)	190,855	15,791,343
		64,664,510
Health Care Services–0.94%
BrightSpring Health Services, Inc.(c)	256,100	2,822,222
NeoGenomics, Inc.(b)(c)	120,756	1,793,227
Privia Health Group, Inc.(b)(c)	70,498	1,421,240
RadNet, Inc.(b)(c)	170,423	6,300,538
		12,337,227
Health Care Supplies–1.20%
Alcon, Inc. (Switzerland)	46,551	3,504,126
Cooper Cos., Inc. (The)	11,554	4,309,989
Haemonetics Corp.(b)	42,915	3,281,281
Lantheus Holdings, Inc.(b)	46,421	2,410,642
RxSight, Inc.(b)	46,666	2,123,770
		15,629,808
Health Care Technology–0.51%
Evolent Health, Inc., Class A(b)(c)	73,354	2,157,341
Veeva Systems, Inc., Class A(b)	21,891	4,540,412
		6,697,753
Life Sciences Tools & Services–11.33%
10X Genomics, Inc., Class A(b)(c)	75,542	3,147,835
Bruker Corp.	137,827	9,856,009
Charles River Laboratories International, Inc.(b)	12,816	2,771,845
Danaher Corp.	134,313	32,223,032
ICON PLC(b)	78,078	20,368,208
Medpace Holdings, Inc.(b)	44,650	13,019,047
Repligen Corp.(b)(c)	66,601	12,614,229
Thermo Fisher Scientific, Inc.	74,940	40,391,161
West Pharmaceutical Services, Inc.	35,894	13,389,539
		147,780,905
Managed Health Care–11.48%
Elevance Health, Inc.	28,399	14,013,203
HealthEquity, Inc.(b)(c)	72,737	5,497,463
Humana, Inc.	17,689	6,687,503
Molina Healthcare, Inc.(b)	46,026	16,405,507
Progyny, Inc.(b)(c)	148,355	5,650,842
UnitedHealth Group, Inc.	198,346	101,501,582
		149,756,100
Office REITs–0.35%
Alexandria Real Estate Equities, Inc.(c)	37,752	4,564,217
Pharmaceuticals–22.29%
AstraZeneca PLC (United Kingdom)	26,128	3,463,968
AstraZeneca PLC, ADR (United Kingdom)(c)	579,223	38,599,421
Axsome Therapeutics, Inc.(b)(c)	21,338	1,921,060
Eli Lilly and Co.	169,575	109,479,316

See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Shares		Value
Pharmaceuticals–(continued)
Intra-Cellular Therapies, Inc.(b)	82,671	$5,567,065
Merck & Co., Inc.	376,520	45,476,085
Novo Nordisk A/S, Class B (Denmark)	323,493	36,976,668
Sanofi S.A., ADR	134,593	6,716,191
Tarsus Pharmaceuticals, Inc.(b)(c)	56,654	1,543,255
Zoetis, Inc.	218,456	41,028,221
		290,771,250
Total Common Stocks & Other Equity Interests (Cost $838,061,772)		1,280,882,982
Money Market Funds–1.74%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	7,713,818	7,713,818
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(d)(e)	6,162,875	6,166,573
Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	8,815,792	8,815,792
Total Money Market Funds (Cost $22,691,617)		22,696,183
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $860,753,389)		1,303,579,165
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.59%
Invesco Private Government Fund, 5.29%(d)(e)(f)	27,738,064	$27,738,064
Invesco Private Prime Fund, 5.52%(d)(e)(f)	71,276,559	71,326,452
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $99,056,043)		99,064,516
TOTAL INVESTMENTS IN SECURITIES–107.51% (Cost $959,809,432)		1,402,643,681
OTHER ASSETS LESS LIABILITIES—(7.51)%		(97,972,776)
NET ASSETS–100.00%		$1,304,670,905
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,579,302	$19,781,419	$(34,646,903)	$-	$-	$7,713,818	$220,269
Invesco Liquid Assets Portfolio, Institutional Class	16,779,987	14,129,584	(24,747,788)	376	4,414	6,166,573	171,891
Invesco Treasury Portfolio, Institutional Class	25,804,916	22,607,336	(39,596,460)	-	-	8,815,792	251,471
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,203,495	45,120,456	(33,585,887)	-	-	27,738,064	263,799*
Invesco Private Prime Fund	36,593,104	84,637,886	(49,932,135)	7,156	20,441	71,326,452	709,504*
Total	$117,960,804	$186,276,681	$(182,509,173)	$7,532	$24,855	$121,760,699	$1,616,934

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,234,851,905	$46,031,077	$—	$1,280,882,982
Money Market Funds	22,696,183	99,064,516	—	121,760,699
Total Investments	$1,257,548,088	$145,095,593	$—	$1,402,643,681
Invesco Health Care Fund